Summary of Significant Accounting Policies - Restricted Investment in Bank Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank (FHLB)
Restricted Investment in Bank Stock
FHLB stock	$ 8,000	$ 6,900
Investment impairment	0	0
Atlantic Central Bankers Bank
Restricted Investment in Bank Stock
Investment	$ 50	$ 50